Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (unaudited) - USD ($) $ in Thousands		Ordinary shares [Member]		Additional paid-in capital [Member]	Treasury shares [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2017		$ 22		$ 51,909	$ (38)	$ 88,907	$ 140,800
Balance, shares at Dec. 31, 2017	[1]	7,549,531
Exercise of options and RSUs	[3]		[2]	288			288
Exercise of options and RSUs, shares	[1],[3]	9,674
Share-based compensation				2,424			2,424
Net income						14,637	14,637
Balance at Dec. 31, 2018		$ 22		54,621	(38)	103,544	158,149
Balance, shares at Dec. 31, 2018	[1]	7,559,205
Exercise of options and RSUs	[3]		[2]	59			59
Exercise of options and RSUs, shares	[1],[3]	41,084
Purchase of treasury shares					(1,153)		(1,153)
Purchase of treasury shares, shares	[1]	(40,125)
Share-based compensation				1,218			1,218
Net income						5,918	5,918
Balance at Jun. 30, 2019		$ 22		$ 55,898	$ (1,191)	$ 109,462	$ 164,191
Balance, shares at Jun. 30, 2019	[1]	7,560,164

[1]	Net of 14,971 shares held by Silicom Inc
[2]	Less than 1 thousand.
[3]	Restricted share units (hereinafter - "RSUs")